Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers
Schedule of disaggregation of revenue by each significant research, development and licensing agreement and payment type

	2017 Revenue Recognized From
	Non-Refundable Payments		Research and
		Up-front	Development
Under Topic 605	Milestones	Payments	Services	Total
GSK Inhaled	$—	$3,000,000	$3,114,311	$6,114,311
Other	—	343,216	800,596	1,143,812
Total	$—	$3,343,216	$3,914,907	$7,258,123

	2018 Revenue Recognized From
	Non-Refundable Payments		Research and
		Up-front	Development
Under Topic 606	Milestones	Payments	Services	Total
GSK Inhaled	$45,058	$225,293	$168,000	$438,351
Other	—	943,419	1,325,211	2,268,630
Total	$45,058	$1,168,712	$1,493,211	$2,706,981